Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Summary of accounts receivables

		As of December 31,
	Notes	2019	2020
		HK$	HK$

Receivable from investment banking services	(i)	66,740,188	21,976,920
Receivable from brokers and clearing house	(ii)	261,329,847	19,864,662
Clients’ receivables	(ii)	18,309,539	35,508,668

		346,379,574	77,350,250

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest bearing. As of January 1, 2019, the Group has receivable arising from contracts with customers in investment banking services of
HK$134,855,895.

(ii)
As of December 31, 2020, included in the clients’ receivables are non-interest bearing receivables arising from asset management service of HK$34,208,077 (2019: HK$9,428,553). There are normal settlement terms of those receivables which are specific terms mutually agreed between the contracting parties. As of January 1, 2019, the Group has receivables arising from contracts with customers in asset management service of HK$5,512,422. The normal settlement terms of clients’ receivables and receivable from brokers and clearing house arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing house. Overdue clients’ receivable is interest-bearing. As of December 31, 2019 and 2020, the Group’s clients’ receivables of
 HK$2,142,145 and nil were due from fellow subsidiaries, respectively, which are repayable on similar credit terms to those offered to the major customers of the Group.

Summary of aging analysis of accounts receivable

	As of December 31,
	2019	2020
	HK$	HK$

Not yet due	294,541,514	67,241,210
Past due
Within 1 month	41,032,006	7,797,011
1 to 3 months	5,232,320	221,183
Over 3 months	5,573,734	2,090,846

	346,379,574	77,350,250

Summary of accounts receivables past due analysis

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2019
Expected credit loss rate	—	0.14%	0.17%	0.33%	0.59%	18.24%	—
Gross carrying amount (HK$’000)	—	141,440	64,914	136,928	1,826	1,272	346,380

	Internal credit risk rating
	AAA	AA	A	BBB	BB	CCC	Total
As of December 31, 2020
Expected credit loss rate	—	—	0.07%	0.05%	—	0.56%	—
Gross carrying amount (HK$’000)	—	—	21,977	52,723	—	2,650	77,350